P.O. BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

                                                                    610-503-5693
                                                      Natalie_S_Bej@vanguard.com





October 24, 2007

Christian Sandoe, Esq.
Securities and Exchange Commission         VIA ELECTRONIC FILING
100 F Street, NE
Washington, D.C. 20549

Re:      Vanguard Montgomery Funds (the "Trust")
         File Number 811-22114
         ---------------------

Commissioners:

Enclosed for filing under the Securities Act of 1933, as amended, is Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A ("Amendment No. 2"). The purpose of Amendment No. 2 is to respond to comments provided by Commission staff to the Registration Statement filed on August 22, 2007, and to make other, non-material changes.

We hope the staff finds the revisions in Amendment No. 2 responsive to the staff's comments on the initial filing of the Registration Statement. We intend to request that the Commission declare the registration statement effective at 9:00 am on December 3, 2007. Please contact me at (610) 503 5693 with any questions.

Sincerely,


Natalie S. Bej
Senior Counsel

Enclosures
cc:      Christian Sandoe, Esq.
         Securities and Exchange Commission